Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 74,538	$ 48,076
Prepaid expenses	21,868	27,478
Promotion items and related advances	12,417	17,683
Others	407	967
Prepaid expense and other assets, Total	$ 109,230	$ 94,204